NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2018
Non-Controlling Interest 1 [Abstract]
Disclosure of non-controlling interests
Non-controlling interests consists of the following:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Redeemable/Exchangeable Partnership Units and Special LP Units(1)	$12,740	$14,500
Exchange LP Units(1)	96	285
BPR Units(1)	3,091	—
Interest of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management	16	15
Preferred equity of subsidiaries	2,830	2,493
Non-controlling interests in subsidiaries and properties	15,610	10,430
Total interests of others in operating subsidiaries and properties	18,456	12,938
Total non-controlling interests	$34,383	$27,723